SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.  SUBSEQUENT EVENTS

As agreed by both parties, the maturity date of the promissory note between the company and Ningbo International Limited was extended further 2 years to April 28, 2018. The effective interest rate of the note receivable is 8% per annum with repayment at any time without penalties.

Also see note 6.